Label	Element	Value
Innovator International Developed Power Buffer ETF - February | iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: 0.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator International Developed Power Buffer ETF - February | iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: 75.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Innovator International Developed Power Buffer ETF - February | iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: 88.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator International Developed Power Buffer ETF - February | iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: 63.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)